PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES	PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES
Provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2024	2023
Current:
Federal	$12,392	$7,369
State	(1,894)	1,062
Total Current	10,498	8,431

Deferred:
Federal	—	940
State	—	572
Total Deferred	—	1,512
Total Provision for Income Taxes	$10,498	$9,943
The components of deferred tax assets and liabilities were as follows (in thousands):

	As of December 31,
	2024	2023
Deferred Tax Assets:
Allowance for Doubtful Accounts	$820	$893
Inventory Reserve	309	543
Accrued Expenses	759	1,168
Other	775	668
Operating Lease Liabilities	2,514	3,285
Stock-based Compensation	1,806	5,277
Loss on Disposal of Subsidiary	—	1,721
Operating Losses	36,985	39,874
Property and Equipment and Depreciation	5,108	3,999
Total Deferred Tax Assets	49,076	57,428
Valuation Allowance	(39,890)	(48,439)
Net Deferred Tax Assets	9,186	8,989
Deferred Tax Liabilities:
Property, Plant and Equipment	(4,238)	(6,330)
Right-of-Use Assets	(2,437)	(2,659)
State Taxes	(2,511)	—
Total Deferred Tax Liabilities	(9,186)	(8,989)
Net Deferred Tax Assets	$—	$—
The reconciliation between the effective tax rate on income and the statutory tax rate were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Income Tax Benefit at Federal Rate	$2,356	$(18,505)
State Taxes and Fees	1,083	(1,436)
IRS Section 280E Disallowance	—	6,128
Uncertain Tax Position	15,424	2,138
Over Accrual of Prior Year Taxes	(7,454)	(2,106)
Change in Valuation Allowance	(7,120)	12,136
Change in Fair Value of Contingent Consideration	(2,882)	5,124
Return to Provision	(646)	(2,410)
Other Adjustments	6,208	140
Impairment Expense	—	8,240
Other Permanent Differences	3,529	494
Reported Provision for Income Taxes	$10,498	$9,943
The Company has used a discrete effective tax rate method to calculate taxes for the years ended December 31, 2024 and 2023.
When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits along with any associated interest and penalties that would be payable to the taxing authorities upon examination.
A reconciliation of the beginning and ending amount of total unrecognized tax benefits were as follows (in thousands):

	As of December 31,
	2024	2023
Balance at Beginning of Year	$5,444	$2,801
IRS Section 280E Positions	15,424	2,643
Balance at End of Year	$20,868	$5,444
As the Company operates in the legalized cannabis industry, it is subject to the limits of IRC Section 280E (“Section 280E”) for U.S. federal income tax purposes under which the Company is only allowed to deduct expenses directly related to the cost of goods sold. This results in permanent differences between ordinary and necessary business expenses deemed nonallowable under Section 280E, whereas the Company deducts all operating expenses on its state tax returns for which there is no comparable provision of Section 280E under the California Revenue and Taxation Code.
Based on legal interpretation, it is the Company's position that it does not owe taxes attributable to the application of Section 280E. Additionally, the Company has determined that the tax impact of its corporate overhead allocation was less likely than not to be sustained on the merits as required under ASC 740, Income Taxes, due to the evolving interpretations of Section 280E. The Company included in the balance of total unrecognized tax benefits as of December 31, 2024 a potential benefit of $20.9 million that if recognized would impact the effective tax rate on income from operations, of which $12.1 million is related to its tax positions based on legal interpretations that challenge the Company's tax liability under Section 280E. The Company included in the balance of total unrecognized tax benefits as of December 31, 2023 a potential benefit of $5.4 million that if recognized would impact the effective tax rate on income from operations. Unrecognized tax benefits that reduce a net operating loss, similar to tax loss or tax credit carryforwards, are presented as a reduction to deferred income taxes.
The Company’s evaluation of tax positions was performed for those tax years which remain open to for audit. The Company may, from time to time, be assessed interest or penalties by the taxing authorities, although any such assessments historically have been minimal and immaterial to the Company’s financial results. In the event the Company is assessed for interest and/or penalties, such amounts will be classified as income tax expense in the financial statements.
As of December 31, 2024, the Company’s federal tax returns since 2020 and state tax returns since 2019 are still subject to adjustment upon audit. The 2019 federal tax return of Natural Healing Center LLC (pre-acquisition) is currently under IRS examination. No other tax returns are currently being examined by any taxing authorities. While it is reasonably possible that certain portions of the unrecognized tax benefit may change from a lapse in applicable statute of limitations, it is not possible to reasonably estimate the effect of any amount of such a change to previously recorded uncertain tax positions in the next 12 months.